Notes Payable (Narrative) (Details) (USD $)	1 Months Ended					4 Months Ended		12 Months Ended				1 Months Ended		4 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended												1 Months Ended						1 Months Ended							1 Months Ended			1 Months Ended	9 Months Ended		1 Months Ended								1 Months Ended																					1 Months Ended
	Apr. 30, 2013	Feb. 28, 2013	Dec. 30, 2012	Sep. 30, 2012	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Jul. 31, 2014	Aug. 31, 2012	Feb. 28, 2013 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Feb. 28, 2013 Units [Member]	Dec. 30, 2012 Units [Member]	Jun. 30, 2012 Units [Member]	Jul. 31, 2014 Subsequent Event [Member]	Apr. 30, 2014 Note Payable - Related Party Dated August 14, 2012 [Member]		Apr. 30, 2013 Note Payable - Related Party Dated August 14, 2012 [Member]		Apr. 30, 2014 Note Payable - Related Party Dated March 13, 2012 [Member]		Apr. 30, 2013 Note Payable - Related Party Dated March 13, 2012 [Member]		Feb. 28, 2014 Convertible Promissory Note Dated February 25, 2012 [Member]	Feb. 29, 2012 Convertible Promissory Note Dated February 25, 2012 [Member]	Apr. 30, 2014 Convertible Promissory Note Dated February 25, 2012 [Member]		Apr. 30, 2013 Convertible Promissory Note Dated February 25, 2012 [Member]		Aug. 31, 2014 Convertible Promissory Note Dated February 25, 2012 [Member] Subsequent Event [Member]	Feb. 28, 2014 Convertible Promissory Note Dated February 27, 2012 [Member]	Feb. 29, 2012 Convertible Promissory Note Dated February 27, 2012 [Member]	Apr. 30, 2014 Convertible Promissory Note Dated February 27, 2012 [Member]		Apr. 30, 2013 Convertible Promissory Note Dated February 27, 2012 [Member]		Feb. 29, 2012 Convertible Promissory Note Dated February 29, 2012 [Member]	Apr. 30, 2014 Convertible Promissory Note Dated February 29, 2012 [Member]	Apr. 30, 2013 Convertible Promissory Note Dated February 29, 2012 [Member]	May 31, 2012 Convertible Note Payable Dated May 1, 2012 [Member]	Sep. 30, 2012 Convertible Note Payable Dated May 1, 2012 [Member]	May 31, 2012 Convertible Note Payable Dated May 1, 2012 [Member] Maximum [Member]	Jun. 30, 2014 CEO [Member]	Jun. 30, 2014 CEO [Member] Common Stock [Member]	Jun. 30, 2014 CEO [Member] Warrant [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Sep. 30, 2013 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Dec. 31, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Sep. 30, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Aug. 31, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member] Subsequent Event [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Sep. 30, 2013 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Dec. 31, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Sep. 30, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Mar. 31, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member] Subsequent Event [Member]	Jul. 31, 2014 Institutional Investor [Member]	Apr. 30, 2014 Institutional Investor [Member]	Sep. 30, 2013 Institutional Investor [Member]	Jul. 31, 2014 Institutional Investor [Member] Common Stock [Member]	Apr. 30, 2014 Institutional Investor [Member] Common Stock [Member]	Jul. 31, 2014 Institutional Investor [Member] Warrant [Member]	Apr. 30, 2014 Institutional Investor [Member] Warrant [Member]	Sep. 30, 2013 Institutional Investor [Member] Warrant [Member]	Sep. 30, 2013 Laidlaw and Co [Member]	Apr. 30, 2013 Laidlaw and Co [Member]	Sep. 30, 2012 Laidlaw and Co [Member]	Feb. 29, 2012 Laidlaw and Co [Member]	Mar. 31, 2013 Laidlaw and Co [Member]	Aug. 31, 2012 Laidlaw and Co [Member]	Feb. 29, 2012 Laidlaw and Co [Member] Maximum [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Common Stock [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Common Stock [Member]	Sep. 30, 2013 Laidlaw and Co [Member] Warrant [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Warrant [Member]	Mar. 31, 2013 Laidlaw and Co [Member] Warrant [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Warrant [Member]	Jun. 30, 2012 Laidlaw and Co [Member] Warrant [Member]	Feb. 29, 2012 Laidlaw and Co [Member] Warrant [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Units [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Units [Member]	Jun. 30, 2012 Laidlaw and Co [Member] Units [Member]
Debt Instrument [Line Items]
Interest rate																																3.25%	0.19%						3.25%	0.19%					0.19%			0.19%										5.00%						0.19%				8.00%									10.00%
Term of debentures																																	2 years							2 years					2 years																							18 months
Debt conversion, price per share				$ 0.35																												$ 0.19	$ 1.00						$ 0.19	$ 1.00					$ 1.00			$ 0.35		$ 1.00								$ 0.35						$ 1.00		$ 0.155		$ 0.3325								$ 0.3325				$ 1.00
Maturity date																																	Feb. 28, 2014						Dec. 01, 2014	Feb. 28, 2014					Feb. 28, 2014			Sep. 30, 2012						Jan. 01, 2016	Apr. 05, 2015	Aug. 31, 2014	Aug. 31, 2013		Jan. 01, 2016	Jan. 01, 2016	Apr. 05, 2015	Aug. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Jan. 01, 2016											Sep. 30, 2012
Convertible notes payable																								$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 75,000		$ 75,000	[3]	$ 100,000	[3]				$ 50,000	[4]	$ 50,000	[4]		$ 50,000	$ 50,000																			$ 1,911,572		$ 2,000,000
Face value of loan																																	100,000							50,000					50,000			49,825										300,000						300,000				2,240,000								1,706,000
Repayment of debt																																25,000						25,000
Future repayment of debt, August 1, 2014																																25,000
Future repayment of debt, December 1, 2014																																50,000
Percentage of the note balance due on November 1, 2014																																																																				25.00%
Percentage of the note balance due on January 1, 2015																																																																				25.00%
Percentage of the note balance due on April 1, 2015																																																																				50.00%
Proceeds from convertible debentures							1,059,000	1,639,298	1,706,000																																																											1,700,000
Fees Paid																																																																				117,846						207,500		25,000															266,473
Legal Fees																																																																										35,356
Shares issued from conversion of convertible debt				142,357	20,000																																											142,357																				6,736,842								5,130,795
Issuance of common shares and warrants for services, shares															100,000																																																											1,347,368
Warrant value recorded as debt discount								389,565																																																												389,565
Warrant value recorded as debt issue cost								94,316																																																																		94,316
Potential funds raised through two successive best-efforts private placement																																																																																6,000,000
Additional funds to cover over-allotments at the option of Laidlaw																																																																																1,200,000
Issuance of common shares and warrants for cash, net of offering costs	8,750	519,370	530,337			1,041,540			3,025,236					3,329	9,920							150,000																													50,000															1,631,500	50,000								522,170	2,494,899															1,289,527
Issuance of common shares and warrants for cash, net of offering costs, shares												1,614,286	2,042,856	3,329,503	9,920,000	807,143	1,021,432			16.14	20.43	3.0																														263,158	263,158																10,525,809	263,158	5,262,907	263,158									1,715,217	7,877,144		857,609		3,938,570	389,000		17.15	78.77	31.12
Expiration period																5 years	5 years	5 years																																																					5 years		5 years										5 years	5 years	5 years	5 years		5 years
Percent of convertible note amount called by warrant																																																																													25.00%
Debt issuance costs							112,020	48,240	266,473
Exercise price of Unit																																																																														0.50												0.35
Exercise price of warrants	$ 0.50			$ 0.3325		$ 0.50		$ 0.50			$ 1.00					$ 0.50	$ 0.35	$ 0.50	$ 0.3325																																															$ 0.155					$ 0.19			$ 0.3325	$ 0.50	$ 0.3325			$ 1.00					$ 0.50		$ 0.50
Percent of funds raised paid as cash fee																																																																												10.00%
Percent of common stock reserved for issuance called by warrant																																																																												10.00%
Amount of note converted				49,825	20,000																																											49,825																												1,706,000
Original warrants held				456,000																																																														14,451,613										426,500
Issuance of common shares and warrants to settle accrued interest, shares				112											202,446																																	112																																		202,334				50,591
Accrued interest settled				39																																												39																												67,276
Loss on settlement of accrued interest							3,339		3,339																																																																			3,339
Issuance of convertible notes in exchange for services rendered							38,175		38,175																																								38,175
Original issue discount																																																																		328,428		240,000
Convertible notes payable outstanding	800,000					800,000		3,562,229															4,030,000
Convertible notes payable, current portion	200,000					200,000		175,000		175,000
Convertible notes payable, long-term liabilities	600,000					600,000		1,600,000
Debt payable, current liabilities								$ 1,962,229
Number of shares per unit																																																																																		1				0.5

[1]	Effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014. On September 25, 2013, maturity date had been extended to April 5, 2015. On July 16, 2014, the maturity date had been extended to January 1, 2016.
[2]	Effective July 16, 2014 the note was amended to provide a maturity date of January 1, 2016.
[3]	Effective February 28, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.
[4]	Effective February 18, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.